WARRANTS TO PURCHASE PREFERRED SHARES	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Stockholders' Equity Note [Abstract]
WARRANTS TO PURCHASE PREFERRED SHARES
NOTE 4  - WARRANTS TO PURCHASE PREFERRED SHARES:

a.	Public Offering of Ordinary Shares, Pre-Funded Warrants, and Ordinary Warrants.

On January 15, 2025, and January 17, 2025, the Company offered and sold, in a public offering (the “Offering”) 143,067 ordinary shares and 143,067 ordinary warrants to purchase up to 143,067 ordinary shares, at a purchase price of $20.25 per ordinary share and accompanying warrant, and 103,847 pre-funded warrants to purchase up to 103,847 ordinary shares and 103,847 ordinary warrants to purchase up to 103,847 ordinary shares, at a purchase price of $20.25 per pre-funded warrant and accompanying ordinary warrant. The aggregate gross proceeds to the Company from the Offering were approximately $5,000, net of transaction costs of $745.

The pre-funded warrants were immediately exercisable at an exercise price of $0.0015 per ordinary share and were not to expire until exercised in full. The ordinary warrants had an exercise price of $20.25 per ordinary share, were immediately exercisable, and could be exercised for five years from issuance.

Applying ASC 815-40, the Company concluded that the pre-funded warrants and ordinary warrants were considered indexed to the Company’s own stock and met the conditions for equity classification, and thus were presented within equity.

As compensation for the placement agent’s role in the public offering, the Company issued to it warrants to purchase up to 17,284 ordinary shares. Those placement agent warrants had an exercise price of $25.31 per ordinary share, were exercisable for five years from the date of the commencement of sales in the Offering, and otherwise reflected substantially the same terms as the ordinary warrants sold in the Offering.

As of June 30, 2025, a total of 42,683 investor warrants had been exercised for 42,683 of the Company’s ordinary shares, and all 103,847 pre-funded warrants had been exercised for 103,847  ordinary shares, for total proceeds of $864, not including exercises as a result of the inducement transaction (which is described below).

b.	Induced Warrant Exercise Transaction

On January 29, 2025, the Company entered into an inducement offer letter agreement (the “Inducement Offer”) with holders of 148,102 of the Company’s existing ordinary warrants that had been issued in the Offering. Under the Inducement Offer, on January 30, 2025, those holders exercised those warrants for cash and purchased 148,102 ordinary shares at a cash exercise price of $20.25 per share. As consideration for the holders’ agreement to exercise, the Company issued to them new ordinary warrants to purchase up to an aggregate of 148,102 ordinary shares at an exercise price of $22.50 per share (the “New Ordinary Warrants”). The exercising holders also paid the Company an additional $1.88 per New Ordinary Warrant issued to them. The Company received aggregate gross proceeds of approximately $3,276 from the exercise of the existing ordinary warrants by the holders, net of placement agent fees and other offering expenses of $462. The induced exercise of equity-classified warrants was accounted for as issuance costs of the New Ordinary Warrants.

Upon exercise for cash of any New Ordinary Warrants, in certain circumstances, the placement agent will receive from the Company a cash fee of 8.0% of the aggregate gross exercise price. Pursuant to the Inducement Offer transaction, the Company also issued to the placement agent warrants to purchase up to 10,368 ordinary shares, which have the same terms as the New Ordinary Warrants issued in the transaction, except that the placement agent warrants have an exercise price equal to $27.66 per share. Upon exercise for cash of any New Ordinary Warrants, in certain circumstances, the Company will issue to the placement agent warrants that are exercisable for 7.0% of the number of ordinary shares issuable upon the exercise of those New Ordinary Warrants. As of June 30, 2025, the payment of cash fees and issuance of additional warrants to the placement agent upon exercise of New Ordinary Warrants were not probable.

Both the New Ordinary Warrants and the placement agent warrants were immediately exercisable from the date of their issuance until the 24-month anniversary of the effective date of the resale registration statement that registered, with the SEC, the resale of the ordinary shares underlying the New Ordinary Warrants and related placement agent warrants.

NOTE 8  - WARRANTS TO PURCHASE PREFERRED SHARES:

a)
Regarding the Series A-4 Preferred Shares of Silexion, Silexion issued warrants to acquire 161 Series A-4 Preferred Shares to various investors, with an exercise price of $3,343.80 per share and an expiration date of May 30, 2025. Issuance expenses amounted to $3. On August 6, 2024, all of these warrants were exercised in a ‘cashless’ manner for 62 Preferred A4 shares of Silexion.

Silexion classified the warrants for the purchase of its convertible redeemable preferred shares as a liability in its (now, the Company’s) consolidated balance sheets, as these warrants were freestanding financial instruments for which the underlying shares were contingently redeemable and, therefore, may have obligated Silexion to transfer assets at some point in the future. The warrant liability was initially recorded at fair value upon the date of issuance and was subsequently remeasured at fair value at each reporting date. Silexion (and the Company, as its successor from an accounting perspective) recorded revaluation expenses amounting to $134 and $86 for the years ended 2024 and 2023, respectively, and accounted for such revaluation expenses as part of its financial (expense), net, in the statements of operations.

For further information in respect of a warrants issuance to a service provider, see Note 11(1).